ORGANIZATION AND NATURE OF BUSINESS	12 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization Consolidation and Presentation Of Financial Statements Disclosure [Text Block]
1. ORGANIZATION AND NATURE OF BUSINESS

Founded in the United States of America (“US”) in 2001, Sino-Global Shipping America, Ltd. (“Sino-Global” or the “Company”) is a Virginia corporation with its primary US operations in New York. Historically, the Company has been in the business of providing shipping agency services, but during fiscal year 2014, it reorganized its shipping agency business and expanded its service platform to include shipping and chartering services (launched during the quarter ended September 30, 2013) and inland transportation management services (launched during the quarter ended December 31, 2013). These new services are part of the Company’s strategic initiatives to diversify its service offering, broaden its service platform, and improve its operating profit.

Sino-Global’s principal geographic market is in the People’s Republic of China (“PRC”). The Company conducts its business primarily through its wholly-owned subsidiaries in China, Hong Kong, Australia, Canada and New York. The Company’s subsidiary in China, Trans Pacific Shipping Limited (“Trans Pacific Beijing”), a wholly owned foreign enterprise, invested in one 90%-owned subsidiary, Trans Pacific Logistics Shanghai Limited (“Trans Pacific Shanghai”. Trans Pacific Beijing and Trans Pacific Shanghai are referred to collectively as “Trans Pacific”).

As PRC laws and regulations restrict foreign ownership of shipping agency service businesses, the Company provides its shipping agency services in the PRC through Sino-Global Shipping Agency Ltd. (“Sino-China”), a Chinese legal entity, which holds the licenses and permits necessary to operate shipping services in the PRC. Sino-China is headquartered in Beijing with branches in Qingdao, Xiamen and Fangchenggang. Trans Pacific Beijing and Sino-China do not have a parent-subsidiary relationship. Trans Pacific Beijing has contractual arrangements with Sino-China and its shareholders that enable the Company to substantially control Sino-China. Through Sino-China, the Company has the ability to provide shipping agency services in all commercial ports in the PRC.

During fiscal year 2014, the Company completed a number of cost reduction initiatives and reorganized its shipping agency business in the PRC. As a result of the business reorganization to improve its operating margin, the Company does not provide shipping agency services through Sino-China as of June 30, 2014. The Company’s shipping agency business is operated by its subsidiaries in Hong Kong and Australia. As a general shipping agent, the Company serves ships coming to and departing from a number of countries, including China, Australia, South Africa, Brazil, New Zealand and Canada. The shipping and chartering services are operated by the Company’s HK subsidiary; the inland transportation management services are operated by Trans Pacific Beijing